Contracts receivable, net	12 Months Ended
Jun. 30, 2024
Contracts Receivable Net
Contracts receivable, net

4. Contracts receivable, net

Contracts receivable, net consisted of the following:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Contracts receivable	1,035,969	1,621,149	2,049,131
Less: allowance for expected credit losses	(150,476)	(58,202)	(73,567)
Total contracts receivable, net	885,493	1,562,947	1,975,564

Movements of allowance for expected credit losses were as follows:

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
Balance, beginning of the year	159,899	150,476	190,202
Reversal	(9,423)	(92,274)	(116,635)
Balance, end of year	150,476	58,202	73,567